Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Mar. 17, 2016
Document Effective Date	Mar. 17, 2016
Prospectus Date	Mar. 17, 2016
Frontier Timpani Small Cap Growth Fund | Service Class Shares
Prospectus:
Trading Symbol	FTSCX
Frontier Netols Small Cap Value Fund | Service Class Shares
Prospectus:
Trading Symbol	FNVSX
Frontier Phocas Small Cap Value Fund | Service Class Shares
Prospectus:
Trading Symbol	FPVSX
Frontier MFG Core Infrastructure Fund | Service Class Shares
Prospectus:
Trading Symbol	FCIVX
Frontier MFG Global Equity Fund | Service Class Shares
Prospectus:
Trading Symbol	FMGSX
Frontier MFG Global Plus Fund | Service Class Shares
Prospectus:
Trading Symbol	FMPSX